Operating Expenses Before Credit Impairment Losses, Provisions and Charges - Additional Information (Detail) £ in Millions		12 Months Ended
	Oct. 26, 2018 GBP (£)	Dec. 31, 2018 Employee	Dec. 31, 2017 GBP (£) Employee	Dec. 31, 2016 Employee
Classes of employee benefits expense [abstract]
Increase in liabilities	£ 40
Average number of full-time equivalent staff | Employee		23,648	19,559	19,863
Impairment charge			£ 32